Schedule of long term loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans	$ 1,652,258	$ 1,037,768
Less: Current portion	(624,620)	(42,478)
Long-term bank loans	1,027,638	995,290
Long Term Bank Loans [member]
IfrsStatementLineItems [Line Items]
Loans	$ 371,906	$ 42,478
Period and payment term	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly	Borrowing period is from March 16, 2022 to September 16, 2025; interest is repayable monthly; principal is repayable monthly
Collateral	Restricted deposit	Restricted deposit
Bank Loans [member]
IfrsStatementLineItems [Line Items]
Interest rate	2.22%	3.53%
Collateral	Restricted demand deposit Restricted time deposit Guarantee / Third-party Collateral	Restricted demand deposit Restricted time deposit
Bank Loans One [member]
IfrsStatementLineItems [Line Items]
Loans	$ 365,253	$ 559,115
Period and payment term	Borrowing period is from September 06, 2024 to September 06, 2029; interest is repayable monthly; principal is repayable monthly	Borrowing period is from September 01, 2023 to September 01, 2027; interest is repayable monthly; principal is repayable monthly
Interest rate	3.00%	2.22%
Collateral	Restricted deposit	Restricted deposit
Bank Loans Two [member]
IfrsStatementLineItems [Line Items]
Loans	$ 332,058	$ 436,175
Period and payment term	Borrowing period is from January 22, 2025 to January 22, 2028; interest is repayable monthly; principal is repayable monthly	Borrowing period is from September 09, 2024 to August 06, 2029; interest is repayable monthly; principal is repayable monthly
Interest rate	2.46%	3.00%
Collateral	Restricted deposit	None
Bank loans three [member]
IfrsStatementLineItems [Line Items]
Loans	$ 468,919
Period and payment term	Borrowing period is from March 31, 2025 to March 31, 2030; interest is repayable monthly; principal is repayable monthly after a 12-month grace period
Interest rate	2.22%
Collateral	Restricted deposit
Other loans unsecured [member]
IfrsStatementLineItems [Line Items]
Loans	$ 114,122
Period and payment term	Borrowing period is from January 9, 2025 to July 10, 2026; interest is repayable monthly; principal is repayable monthly
Interest rate	8.08%
Collateral	Guaranteed by the Chairman of the Board, Mr. Jing-Bin Chiang